SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Variable interest entity for voting model	Under the voting model, we consolidate the entity if we determine that we, directly or indirectly, have greater than 50% of the voting shares and that other equity holders do not have substantive participating rights
Consumption tax on sales rate	10.00%
Advertising expense	¥ 197,203	¥ 248,794	¥ 27,906
Minimum [Member] | Solar Power System [Member]
Property, Plant and Equipment [Line Items]
Useful life	11 years
Maximum [Member] | Solar Power System [Member]
Property, Plant and Equipment [Line Items]
Useful life	17 years